Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

The future minimum lease payments under the amended lease agreement as December 31, 2014 are as follows:

2015	$1,270,501
2016	1,307,187
2017	1,348,257
2018	1,388,705
2019	1,430,366
Thereafter	855,136

Total	$7,600,152